Leases - Additional information (Details)			3 Months Ended		9 Months Ended
	Aug. 12, 2024 GBP (£) property	Sep. 03, 2021 leaseAgreement	Sep. 30, 2024 GBP (£)	Sep. 30, 2023 GBP (£)	Sep. 30, 2024 GBP (£)	Sep. 30, 2023 GBP (£)	Jun. 26, 2024 GBP (£)	Jan. 31, 2024 GBP (£)	Jan. 01, 2024 leaseAgreement property	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Sep. 30, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Number of lease agreements | leaseAgreement									10
Right-of-use assets			£ 15,049,000		£ 15,049,000					£ 18,513,000
Finance lease receivables			1,793,000		1,793,000
Impairment of right-of-use assets			(567,000)	£ 0	1,052,000	£ 0
United Kingdom
Disclosure of maturity analysis of operating lease payments [line items]
Number of lease properties | property									4
Lease liabilities, upwards (reduction)							£ 2,540,000
Number of lease properties disposed of | property	1
Cash outflow for leases	£ 700,000
United Kingdom | At cost
Disclosure of maturity analysis of operating lease payments [line items]
Disposal of right-of-use asset	1,513,000
United Kingdom | At net book value
Disclosure of maturity analysis of operating lease payments [line items]
Disposal of right-of-use asset	£ 322,000
United States of America
Disclosure of maturity analysis of operating lease payments [line items]
Number of lease properties | property									3
Austria
Disclosure of maturity analysis of operating lease payments [line items]
Number of lease properties | property									1
Miami, Florida, United States Of America
Disclosure of maturity analysis of operating lease payments [line items]
Right-of-use assets										0	£ 2,125,000
Right-of-use assets, subleasing										£ 807,000
Finance lease receivables			£ 1,793,000		1,793,000
Vienna, Austria
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, upwards (reduction)								£ (442,000)
Number of lease agreements not yet commenced | leaseAgreement		2
Lessee, operating lease, term of contract not yet commenced		7 years
Consumer price index rate				0.060		0.060						0.106
Right-of-use assets, reduction								£ 532,000
Oxford, United Kingdom, Miami, Florida United States and Vienna, Austria
Disclosure of maturity analysis of operating lease payments [line items]
Impairment of right-of-use assets					£ 911,000